Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of financing lease liability

Description	March 31, 2026	December 31, 2025
Principal portion of finance lease obligations	$8,711,783	$8,711,784
Accrued interest	$651,422	$390,068
Total finance lease liabilities (current)	$9,363,205	$9,101,852

Description	Amount
Principal portion of finance lease obligations	$8,711,784
Accrued interest	390,068
Total finance lease liabilities (current)	$9,101,852

Schedule of lessee operating lease liability

2026	226,467
2027	181,559
2028	56,220
2029	-
Thereafter	-
Total undiscounted lease payments	464,246
Less: Imputed interest	57,939
Present value of lease payments	406,308
Operating lease liabilities, current	247,868
Operating lease liabilities, long-term	158,440
Operating lease liability	406,308
Weighted-average remaining lease term(mo.)	7.11
Weighted-average discount rate	9.12%

2025	85,080
2026	305,817
2027	150,479
2028	-
2029	-
Thereafter	-
Total undiscounted lease payments	541,376
Less: Imputed interest	46,621
Present value of lease payments	494,755

Operating lease liabilities, current	272,469
Operating lease liabilities, long-term	222,285
Operating lease liability	494,755

Weighted-average remaining lease term (mo.)	9.05
Weighted-average discount rate	8.72%